BREAKDOWN OF EXPENSES (Narrative) (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Disclosure of attribution of expenses by nature to their function [abstract]
Business development expenses	$ 386,991	$ 114,665	$ 508,545